SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS
25.	SUBSEQUENT EVENTS

There were no events that could have a material impact on the financial results of the Group after December 31, 2012, except for the Share subscription, the repayment of the GFLMS loan and the Spin-off from Gold Fields, all as detailed in note 1.

In addition, as detailed in note 12, Sibanye Gold refinanced all of its debt which was under Gold Fields group debt facilities on February 18, 2013, by drawing down under the Rand bridge loan facilities. As of February 18, 2013, the Gold Fields group is not guaranteeing any debt of Sibanye Gold, similarly Sibanye Gold has been released from all of its obligations as guarantor under Gold Fields group debt, except, Sibanye Gold will remain a guarantor under the Notes.